Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares issued	11,846,795	9,176,908	7,481,723
Common stock, shares outstanding	11,846,795	9,176,908	7,481,723